Changes in accounting policies - Disclosure of Condensed Cash Flow Information of Initial Application of Standards or Interpretation (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of initial application of standards or interpretations [line items]
Net income	$ 94.6	$ 70.3	$ 148.0
Depreciation and amortization	95.8	77.4	57.1
Income tax expense	23.1	15.8	10.7
Changes in non-cash items	(82.8)	104.5	(130.6)
Investment in intangible assets	$ (1.5)	0.0	(6.0)
As previously reported
Disclosure of initial application of standards or interpretations [line items]
Net income		70.2	151.7
Depreciation and amortization		84.6	63.1
Income tax expense		15.8	12.0
Changes in non-cash items		102.5	(130.6)
Investment in intangible assets		(5.1)	(17.0)
Adjustments
Disclosure of initial application of standards or interpretations [line items]
Net income		0.1	(3.7)
Depreciation and amortization		(7.2)	(6.0)
Income tax expense		0.0	(1.3)
Changes in non-cash items		2.0	0.0
Investment in intangible assets		$ 5.1	$ 11.0